Shareholder Fees {- Fidelity® MSCI Energy Index ETF}	Dec. 01, 2020 USD ($)
09.30 Fidelity MSCI Sector ETFs Combo PRO-08 | Fidelity® MSCI Energy Index ETF
Shareholder Fees:
(fees paid directly from your investment)	none